Accounts payable and accrued liabilities: (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of accounts payable and accrued liabilities
	December 31,	December 31,
	2024	2023

Accounts payable	$2,614	$2,430
Accrued liablities	2,182	1,962
VAT payable	30	(4)
	$4,826	$4,388

Schedule of carrying amount of supplier financing arrangement

Schedule of carrying amount of supplier financing arrangement

	December 31,	December 31,
	2024	2023

Carrying amount of supplier financing arrangement:
Presented in accounts payable	$211	$-
- of which suppliers have received payment
from finance supplier	210	-

Range of payment due dates:
Liabilities that are part of the arrangements	150 days
Comparable accounts payable that are not part of the
arrangements	30-45 days